Schedule of Assets and Liabilities of Discontinued Operations (Details) - USD ($)	Nov. 30, 2025	Dec. 31, 2024
Current assets:
Cash	$ 12,283	$ 11,980
Accounts receivables	135,822	132,473
Accounts receivables – related parties	8,505,323	8,295,591
Advances to vendors	43,801	42,721
Advances to vendors and other receivable- related parties	238,810	232,922
Inventories, net	743,115	724,791
Other current assets	500,822	486,513
Total current assets held for sale	10,179,976	9,926,991
Noncurrent assets:
Plant and equipment, net	9,494,729	9,864,914
Intangible assets, net	1,911,948	1,902,930
Total assets of discontinued operations on Consolidated Balance Sheets	21,586,653	21,692,835
Current liabilities:
Borrowings	4,886,989	4,766,482
Borrowings– related parties	183,318	178,797
Accounts payables	7,560,998	7,374,250
Accounts payables – related parties	7,369,491	7,187,767
Other payables - related parties	816,226	746,309
Advances from customers	352,975	344,271
Other current liabilities	821,359	560,683
Total current liabilities	21,991,356	21,158,559
Total assets of discontinued operations on Consolidated Balance Sheets	$ 21,991,356	$ 21,158,559